CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed statements of cash flows [Abstract]
Net income	$ 92.0	$ 44.0	$ 132.0
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	107	105	101
Deferred income taxes	5	1	19
Gains on disposal of assets, net of impairment losses	(51)	(51)	(91)
Gain from receipt of insurance proceeds	(1)	0	(8)
Gain on consolidation of HS&TC	0	(5)	0
Share-based expense	8	9	11
Equity in income of affiliates, net of distributions	(8)	(1)	11
Changes in operating assets and liabilities:
Accounts and notes receivable	8	(16)	24
Inventories	6	(6)	(6)
Prepaid expenses and other assets	(18)	(5)	3
Deferred dry-docking costs	9	10	(9)
Liability for employee benefit plans	15	0	(3)
Accounts and income taxes payable	9	20	(37)
Other liabilities	(15)	11	(17)
Real estate developments held for sale:
Real estate inventory sales	6	5	184
Expenditures for real estate inventory	(22)	(6)	(39)
Net cash provided by operations	150	115	275
Cash Flows from Investing Activities:
Capital expenditures for property and developments	(95)	(31)	(109)
Proceeds from disposal of income-producing property, investments and other assets	34	32	19
Proceeds from insurance settlement	0	0	8
Deposits into Capital Construction Fund	(4)	(4)	(7)
Withdrawals from Capital Construction Fund	4	4	8
Acquisition of businesses, net of cash acquired	0	10	(27)
Payments for purchases of investments	(102)	(48)	(60)
Proceeds from investments	13	6	19
Net cash used in investing activities	(150)	(31)	(149)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	245	241	127
Payments of debt and deferred financing costs	(198)	(288)	(138)
Proceeds from (payments on) line-of-credit agreement, net	(4)	13	(5)
Repurchases of capital stock	0	0	(59)
Proceeds from issuance of capital stock and other	7	(1)	2
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	(2)	(87)	(124)
Cash and Cash Equivalents:
Net increase (decrease) for the year	(2)	(3)	2
Balance, beginning of year	16	19	17
Balance, end of year	14	16	19
Other Cash Flow Information:
Interest paid, net of amounts capitalized	(25)	(24)	(25)
Income taxes paid	(46)	(38)	(63)
Non-cash Activities:
Debt assumed in real estate purchase	8	0	11
Real estate received in settlement of a mortgage note	8	0	0
Tax-deferred property sales	120	109	112
Tax-deferred property purchases	$ (148)	$ (95)	$ (46)